UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Operating and formation costs	$ 320,415	$ 165,156	$ 6,276	$ 1,005,498
Loss from operations	(320,415)	(165,156)	(6,276)	(1,005,498)
Other (expense) income:
Change in fair value of warrant liability	(410,400)	4,104,000		4,377,600
Loss on initial issuance of private warrants		(2,599,200)		(2,599,200)
Transaction costs allocated to warrant liabilities		(30,212)		(30,212)
Change in fair value of conversion option liability	(69,896)			11,835
Interest expense - debt discount	(7,466)			(1,826)
Interest earned on investments held in Trust Account	1,955	19,421		30,739
Total other (expense) income, net	(485,807)	1,494,009		1,788,935
Net (loss) income	$ (806,222)	$ 1,328,853	$ (6,276)	$ 783,438
Weighted average shares outstanding, ordinary shares (in Shares)	17,250,000	15,508,333	3,000,000	16,820,548
Basic and diluted net (loss) income per share, ordinary shares (in Dollars per share)	$ (0.05)	$ 0.09	$ 0.00	$ 0.05
Earnings Per Share, Diluted	$ (0.05)	$ 0.09	$ 0.00	$ 0.05
Weighted Average Number of Shares Outstanding, Diluted	17,250,000	15,508,333	3,000,000	16,834,110